Segmented information (Tables)	12 Months Ended
Mar. 28, 2015
Segment Reporting [Abstract]
Schedule of Information Relating to Segments

Certain information relating to the Company’s segments for the years ended March 28, 2015, March 29, 2014, and March 30, 2013, respectively, is set forth below:

	Retail			Other			Total
	2015	2014	2013	2015	2014	2013	2015	2014	2013
	(In thousands)
Sales to external customers	$293,146	$270,630	$274,725	$8,491	$10,535	$18,034	$301,637	$281,165	$292,759
Inter-segment sales	$—	$—	$—	$15,891	$18,320	$25,126	$15,891	$18,320	$25,126
Unadjusted gross profit	$118,128	$114,210	$120,554	$5,390	$5,663	$10,612	$123,518	$119,873	$131,166

Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits

The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 28, 2015, March 29, 2014 and March 30, 2013:

	Fiscal Year Ended
	March 28, 2015	March 29, 2014	March 30, 2013
	(In thousands)
Unadjusted gross profit	$123,518	$119,873	$131,166
Inventory provisions	(3,151)	(3,010)	(2,763)
Other unallocated costs	(2,551)	(2,801)	(2,527)
Adjustment of intercompany profit	(11)	605	298

Adjusted gross profit	$117,805	$114,667	$126,174

Schedule of Sales to External Customers and Long-Lived Assets by Geographical Area

Sales to external customers and long-lived assets by geographical areas were as follows:

	Fiscal Year Ended
	March 28, 2015	March 29, 2014	March 30, 2013
	(In thousands)
Geographic Areas
Net sales:
Canada	$143,384	$146,277	$158,834
United States	158,253	134,888	133,925

	$301,637	$281,165	$292,759

Long-lived assets:
Canada	$17,898	$19,484	$18,966
United States	13,366	13,281	9,963

	$31,264	$32,765	$28,929

Classes of Similar Products
Net sales:
Jewelry and other	$141,781	$148,511	$164,492
Timepieces	159,856	132,654	128,267

	$301,637	$281,165	$292,759